STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense And Weighted-Average Grant-Date Fair Value Of Grants And Total Market Value
The following table presents a summary of stock-based compensation expense for the periods presented.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Expense included in operating and SG&A (a)	$91	$99	$210	$172
Expense included in restructuring charges (b)	69	14	35	5
Stock-based compensation expense, before income taxes	160	113	245	177
Related tax benefit	(28)	(25)	(37)	(35)
Stock-based compensation expense, net of tax benefit	$132	$88	$208	$142
(a) In connection with the Transactions, certain of Paramount Global’s employees became entitled to payments and benefits that, in accordance with Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended, were not deductible for tax purposes by the Company and would result in an excise tax for the employees. To mitigate the potential tax impacts, during the fourth quarter of 2024, the Compensation Committee of Paramount Global’s Board of Directors approved the immediate vesting and settlement in shares of Paramount Global Class B Common Stock of (a) 3,414,007 RSUs that were previously granted to 77 employees and scheduled to vest in future years and (b) 634,075 PSUs, comprising the target awards previously-granted with performance periods ending in calendar years 2026 and 2027 for three executives, for which performance-based vesting conditions would otherwise have been deemed achieved at target performance for purposes of the conversion of the PSUs pursuant to the Transaction Agreement. These modifications resulted in $31 million of incremental stock-based compensation expense during 2024.
(b) Reflects accelerations as a result of restructuring activities, which are included in “Restructuring, transaction-related items, and other corporate matters” on the Consolidated Statements of Operations.
The following table presents the weighted-average grant-date fair value of grants and the total market value of vested RSUs, restricted stock and PSUs for the periods presented.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Weighted average grant date fair value of RSUs, restricted stock and PSUs	$13.89	$10.75	$10.97	$22.83

Market value of RSU and PSU vests	$92	$71	$130	$74

Schedule of RSU, restricted stock and PSU Activity
The following table summarizes our RSU, restricted stock and PSU share activity:

		Weighted Average
	Shares	Grant Date Fair Value
Non-vested at December 31, 2024 (Predecessor)	20,249,642	$15.90
Granted	19,120,459	$10.75
Vested	(6,201,389)	$15.91
Forfeited	(2,678,560)	$17.46
Non-vested at August 6, 2025 (Predecessor)	30,490,152	$12.53

Non-vested at August 7, 2025 (Successor)	30,490,152	$12.53
Granted	44,464,279	$13.89
Vested	(6,548,696)	$11.60
Forfeited	(533,751)	$11.10
Non-vested December 31, 2025 (Successor)	67,871,984	$13.52

Schedule of Stock Option Activity
The following table summarizes our stock option activity.

		Weighted Average
	Stock Options	Exercise Price
Outstanding and Exercisable at 12/31/2024 (Predecessor)	2,798,446	$54.40
Expired	(745,280)	$62.90
Outstanding and Exercisable at 8/6/25 (Predecessor)	2,053,166	$51.31

Outstanding and Exercisable at 8/7/25 (Successor)	2,053,166	$51.31
Expired	(440,934)	$43.93
Outstanding and Exercisable at 12/31/2025 (Successor)	1,612,232	$53.33